Other Current Assets (Details) - Schedule of Other Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Abstract]
Government authorities	$ 171	$ 146
Prepaid expenses and other receivables	205	997
Total other current assets	$ 376	$ 1,143